SUMMARY OF SIGNIFICANT ACCOUNTING - BUSINESS ACQUISITIONS - Purchase price allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash and cash equivalents	$ 339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581
Intangible assets
Operating License	6,900,000
Goodwill	2,421,403	$ 2,421,403
Other current liabilities	26,062,403
Deferred tax liabilities	1,449,000
Total purchase price	$ 9,348,290
Minimum
Business Acquisition [Line Items]
Useful life (in years)	3 years
Maximum
Business Acquisition [Line Items]
Useful life (in years)	5 years